WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees and Product Warranties [Abstract]
Schedule of warrant activity

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding on January 1, 2023	-	$-	-
Granted	116,015,935	0.1
Forfeited	-	-
Exercised	(5,215)	0.1
Outstanding on December 31, 2023	116,010,720	0.1	4.6
Granted	24,954,170	0.1
Forfeited
Exercised	(9,161)	0.1
Outstanding on December 31, 2024	140,955,729	$0.1	3.7